N-2	Apr. 06, 2026
Cover [Abstract]
Entity Central Index Key	0002027232
Amendment Flag	true
Amendment Description	This Post-Effective Amendment to the Registration Statement on Form N-2 (File Nos. 333-287392 and 811-24091) of Hamilton Lane Credit Income Fund (the “Registration Statement”) is being filed pursuant to Rule 462(d) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of adding exhibits to the Registration Statement. Accordingly, this Post-Effective Amendment consists only of a facing page, this explanatory note and Part C of the Registration Statement setting forth the exhibits to the Registration Statement. This Post-Effective Amendment does not modify any other part of the Registration Statement. Pursuant to Rule 462(d) under the Securities Act, this Post-Effective Amendment shall become effective immediately upon filing with the Securities and Exchange Commission. The contents of the Registration Statement are hereby incorporated by reference.
Document Type	POS EX
Entity Registrant Name	Hamilton Lane Credit Income Fund
Entity Address, Address Line One	110 Washington Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
City Area Code	(866)
Local Phone Number	361-1720
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	110 Washington Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
Contact Personnel Name	Keith Kleinman